Federated Hermes International Leaders Fund
(formerly, Federated International Leaders Fund)
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.0%
		China—3.38
61,800	[1]	Alibaba Group Holding Ltd., ADR	$17,738,454
179,725	[1]	Prosus NV	17,977,624
		TOTAL	35,716,078
		Denmark—2.3%
61,250		Chr. Hansen Holding	7,032,762
37,800	[1]	Genmab A/S	14,272,531
		TOTAL	21,305,293
		France—19.8%
331,500	[1]	Accor SA	10,201,778
155,000	[1]	Alstom SA	8,636,245
78,287	[1]	Amundi SA	6,087,919
527,500		AXA SA	10,768,917
280,737	[1]	BNP Paribas SA	12,233,066
53,000		Capgemini SE	7,332,186
269,500		Edenred	13,930,270
764,000	[1]	Engie	10,628,200
61,800	[1]	Essilor International SA	8,278,440
315,792	[1]	JC Decaux SA	6,022,702
9,400		Kering	5,780,692
26,550		LVMH Moet Hennessy Louis Vuitton SA	12,464,292
59,501		Pernod Ricard SA	10,198,580
65,000	[1]	Safran SA	7,518,568
121,500		Sanofi	12,304,200
451,000		STMicroelectronics N.V.	13,553,371
22,200		Teleperformance	6,841,675
78,600		Thales SA	6,139,832
244,000		Total SE	9,654,044
89,600	[1]	UbiSoft Entertainment SA	7,378,375
		TOTAL	185,953,352
		Germany—14.2%
96,600		Allianz SE	20,921,060
323,450		Deutsche Post AG	14,667,621
688,300		Infineon Technologies AG	19,019,889
250,597		Rheinmetall AG	23,190,895
278,200		RWE AG	11,030,343
198,994		SAP SE	32,708,912
83,400		Siemens AG	11,510,745
		TOTAL	133,049,465
		Hong Kong—2.6%
1,470,000		AIA Group Ltd.	14,955,978
500,800		Melco Resorts & Entertainment, ADR	9,775,616
		TOTAL	24,731,594
		Ireland—2.9%
311,805		CRH PLC	11,557,367
46,625	[1]	ICON PLC	8,691,366

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Ireland—continued
53,000		Kerry Group PLC	$6,966,842
		TOTAL	27,215,575
		Italy—0.7%
711,000		Mediobanca Spa	6,171,408
		Japan—18.3%
335,100		Chugai Pharmaceutical Co. Ltd.	14,941,502
77,000		Daifuku Co.	6,762,035
129,600		Hoya Corp.	12,728,355
130,000		Kikkoman Corp.	7,045,776
293,300		Komatsu Ltd.	6,332,714
176,800		Nidec Corp.	14,767,095
33,500		Shimano, Inc.	7,091,276
87,300		Shin-Etsu Chemical Co. Ltd.	10,548,370
238,800		Shiseido Co., Ltd.	13,888,439
301,100		Sony Corp.	23,561,750
104,100		TDK Corp.	10,756,400
635,200		Terumo Corp.	25,776,444
214,400		Tokio Marine Holdings, Inc.	9,871,513
146,600		Yamaha Corp.	7,131,265
		TOTAL	171,202,934
		Mexico—1.2%
133,500		Fomento Economico Mexicano, SA de C.V., ADR	7,787,055
33,700	[1]	Grupo Aeroportuario del Sureste SAB de C.V., ADR, Class B	3,823,602
		TOTAL	11,610,657
		Netherlands—4.2%
120,500		Akzo Nobel NV	11,924,152
47,500		ASML Holding NV	17,811,038
196,308	[1]	Koninklijke Philips NV	9,282,874
		TOTAL	39,018,064
		Singapore—1.3%
795,839		DBS Group Holdings Ltd.	12,184,071
		South Korea—1.8%
367,200		Samsung Electronics Co. Ltd.	16,695,920
		Spain—0.6%
2,668,654	[1]	Banco Santander, S.A.	5,994,311
		Sweden—1.0%
425,400		Assa Abloy AB, Class B	9,842,361
		Switzerland—11.5%
517,300	[1]	Coca-Cola HBC AG	13,788,582
995,571		Credit Suisse Group AG	10,933,488
222,935		Julius Baer Gruppe AG	10,672,706
45,825		Lonza Group AG	28,394,215
216,455		Nestle S.A.	26,009,672
5,925		Partners Group Holding AG	6,012,490
26,500		Tecan AG	11,972,266
		TOTAL	107,783,419
		Taiwan—0.9%
103,600		Taiwan Semiconductor Manufacturing Co. Ltd., ADR	8,210,300
		United Arab Emirates—1.0%
1,841,903	[1]	Network International Holdings Ltd.	9,218,379

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—9.9%
444,413		Anglo American PLC	$10,886,954
300,017		AstraZeneca PLC	33,429,020
1,481,500		BP PLC	5,169,397
374,294		Diageo PLC	12,520,161
942,000	[1]	Informa PLC	5,253,069
41,700		Linde PLC	10,461,754
59,700		London Stock Exchange Group PLC	7,022,778
482,500		Travis Perkins PLC	7,930,084
		TOTAL	92,673,217
		TOTAL COMMON STOCKS (IDENTIFIED COST $775,124,476)	918,576,398
		PREFERRED STOCK—0.8%
		Germany—0.8%
44,300	[1]	Volkswagen AG, Pfd. (IDENTIFIED COST $7,143,936)	7,378,063
		INVESTMENT COMPANY—0.7%
6,690,829		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.16%[2] (IDENTIFIED COST $6,694,796)	6,694,174
		TOTAL INVESTMENT IN SECURITIES—99.5% (IDENTIFIED COST $788,963,208)	932,648,635
		OTHER ASSETS AND LIABILITIES - NET—0.5%[3]	4,633,831
		TOTAL NET ASSETS—100%	$937,282,466
The average notional value of long futures contracts held by the Fund throughout the period was $7,729,183. This is based on amounts held as of each month-end throughout the nine-month fiscal period. At August 31, 2020, the Fund had no open futures contracts.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2020, were as follows:
	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	Total
Value as of 11/30/2019	$16,674,795	$37,404,888	$54,079,683
Purchases at Cost	$69,321,674	$257,842,436	$327,164,110
Proceeds from Sales	$(85,996,469)	$(288,509,708)	$(374,506,177)
Change in Unrealized Appreciation/Depreciation	NA	$(622)	$(622)
Net Realized Gain/(Loss)	NA	$(42,820)	$(42,820)
Value as of 8/31/2020	NA	$6,694,174	$6,694,174
Shares Held as of 8/31/2020	NA	6,690,829	6,690,829
Dividend Income	$34,806	$253,615	$288,421
Gain Distributions Received	NA	$110	$110
*
All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

Non-income-producing security.

7-day net yield.
3
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value.
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$56,026,393	$862,550,005	$—	$918,576,398
Preferred Stock
International	—	7,378,063	—	7,378,063
Investment Company	6,694,174	—	—	6,694,174
TOTAL SECURITIES	$62,720,567	$869,928,068	$—	$932,648,635
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt